Related Party Transactions - Summary of Group's Subsidiaries (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Sterlite Ports Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Infrastructure
Immediate holding company	Vedanta Limited
Country of Incorporation	India
Percentage of holdings	100.00%	100.00%
Copper Mines of Tasmania Pty Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Copper mining
Immediate holding company	Monte Cello B.V.
Country of Incorporation	Australia
Percentage of holdings	100.00%	100.00%
Thalanga Copper Mines Pty Limited [Member]
Disclosure of transactions between related parties [line items]
Principal activities	Copper mining
Immediate holding company	Monte Cello B.V.
Country of Incorporation	Australia
Percentage of holdings	100.00%	100.00%
Monte Cello B.V. [Member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	Vedanta Limited
Country of Incorporation	Netherland
Percentage of holdings	100.00%	100.00%
Bharat aluminium company limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Aluminium mining and smelting
Immediate holding company	Vedanta Limited
Country of Incorporation	India
Percentage of holdings	51.00%	51.00%
Talwandi Sabo Power Limited TSPL [ member ]
Disclosure of transactions between related parties [line items]
Principal activities	Power generation
Immediate holding company	Vedanta Limited
Country of Incorporation	India
Percentage of holdings	100.00%	100.00%
Sterlite (USA) Inc. [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	Vedanta Limited
Country of Incorporation	USA
Percentage of holdings	100.00%	100.00%
Hindustan Zinc Limited (HZL) [member]
Disclosure of transactions between related parties [line items]
Principal activities	Zinc mining and smelting
Immediate holding company	Vedanta Limited
Country of Incorporation	India
Percentage of holdings	64.92%	64.92%
Fujairah Gold FZC [member]
Disclosure of transactions between related parties [line items]
Principal activities	Gold and silver processing
Immediate holding company	Malco Energy Limited
Country of Incorporation	UAE
Percentage of holdings	100.00%	100.00%
THL Zinc Ventures Ltd [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	Vedanta Limited
Country of Incorporation	Mauritius
Percentage of holdings	100.00%	100.00%
THL Zinc Ltd [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	THL Zinc Ventures Ltd
Country of Incorporation	Mauritius
Percentage of holdings	100.00%	100.00%
THL Zinc Holding B.V. [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	Vedanta Limited
Country of Incorporation	Netherland
Percentage of holdings	100.00%	100.00%
THL Zinc Namibia Holdings (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	THL Zinc Ltd
Country of Incorporation	Namibia
Percentage of holdings	100.00%	100.00%
Skorpion Zinc (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	THL Zinc Namibia Holdings (Proprietary) Limited
Country of Incorporation	Namibia
Percentage of holdings	100.00%	100.00%
Skorpion Mining Company (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Exploration, development, production and sale of zinc ore
Immediate holding company	Skorpion Zinc (Proprietary) Limited
Country of Incorporation	Namibia
Percentage of holdings	100.00%	100.00%
Namzinc (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Zinc refinery
Immediate holding company	Skorpion Zinc (Proprietary) Limited
Country of Incorporation	Namibia
Percentage of holdings	100.00%	100.00%
Amica Guesthouse (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Accommodation and catering services
Immediate holding company	Skorpion Zinc (Proprietary) Limited
Country of Incorporation	Namibia
Percentage of holdings	100.00%	100.00%
Rosh Pinah Health Care (Proprietary) Limited [Member]
Disclosure of transactions between related parties [line items]
Principal activities	Leasing out of medical equipment and building and conducting services related thereto
Immediate holding company	Skorpion Zinc (Proprietary) Limited
Country of Incorporation	Namibia
Percentage of holdings	69.00%	69.00%
Black Mountain Mining (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Exploration, development, production and sale of zinc, lead, copper and associated mineral concentrates
Immediate holding company	THL Zinc Ltd
Country of Incorporation	South Africa
Percentage of holdings	74.00%	74.00%
Vedanta Lisheen Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	THL Zinc Holing B.V.
Country of Incorporation	Ireland
Percentage of holdings	100.00%	100.00%
Vedanta Lisheen Mining Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Zinc and lead mining
Immediate holding company	Vedanta Lisheen Holdings Limited
Country of Incorporation	Ireland
Percentage of holdings	100.00%	100.00%
Killoran Lisheen Mining Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Zinc and lead mining
Immediate holding company	Vedanta Lisheen Holdings Limited
Country of Incorporation	Ireland
Percentage of holdings	100.00%	100.00%
Lisheen Milling Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Production of zinc and lead concentrates
Immediate holding company	Vedanta Lisheen Holdings Limited
Country of Incorporation	Ireland
Percentage of holdings	100.00%	100.00%
Killoran Lisheen Finance Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	Vedanta Lisheen Holdings Limited
Country of Incorporation	Ireland
Percentage of holdings	100.00%	100.00%
Pecvest 17 Proprietary Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	THL Zinc Ltd
Country of Incorporation	South Africa
Percentage of holdings
Vizag General Cargo Berth Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Infrastructure
Immediate holding company	Vedanta Limited
Country of Incorporation	India
Percentage of holdings	100.00%	100.00%
Paradip Multi Cargo Berth Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Infrastructure
Immediate holding company	Vedanta Limited
Country of Incorporation	India
Percentage of holdings	100.00%	100.00%
Maritime Ventures Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Infrastructure
Immediate holding company	Sterlite Ports Limited
Country of Incorporation	India
Percentage of holdings	100.00%	100.00%
Sterlite Infraventures Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Infrastructure
Immediate holding company	Vedanta Limited
Country of Incorporation	India
Percentage of holdings
Lakomasko B.V. [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	THL Zinc Holding B.V.
Country of Incorporation	Netherland
Percentage of holdings	100.00%	100.00%
Vedanta Exploration Ireland Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Exploration company
Immediate holding company	Vedanta Lisheen Holdings Ltd
Country of Incorporation	Ireland
Percentage of holdings	100.00%	100.00%
Malco Energy Limited (MEL) [member]
Disclosure of transactions between related parties [line items]
Principal activities	Power generation
Immediate holding company	Vedanta Limited
Country of Incorporation	India
Percentage of holdings	100.00%	100.00%
Sesa Resources Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Iron ore mining
Immediate holding company	Vedanta Limited
Country of Incorporation	India
Percentage of holdings	100.00%	100.00%
Sesa Mining Corporation Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Iron ore mining
Immediate holding company	Sesa Resources Limited
Country of Incorporation	India
Percentage of holdings	100.00%	100.00%
Goa Sea Ports Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Infrastructure
Immediate holding company	Sterlite Ports Limited
Country of Incorporation	India
Percentage of holdings	100.00%	100.00%
Western Cluster Limited [Member]
Disclosure of transactions between related parties [line items]
Principal activities	Iron ore mining
Immediate holding company	Bloom Fountain Limited
Country of Incorporation	Liberia
Percentage of holdings	100.00%	100.00%
Twin Star Mauritius Holdings Limited [Member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment Company
Immediate holding company	Twin Star Energy Holdings Limited
Country of Incorporation	Mauritius
Percentage of holdings	100.00%	100.00%
Twin Star Energy Holdings Limited [Member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment Company
Immediate holding company	Bloom Fountain Limited
Country of Incorporation	Mauritius
Percentage of holdings	100.00%	100.00%
Bloom Fountain Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Operating (Iron ore) and Investment Company
Immediate holding company	Vedanta Limited
Country of Incorporation	Mauritius
Percentage of holdings	100.00%	100.00%
Cairn Energy Australia Pty Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	Cairn India Holdings Limited
Country of Incorporation	Australia
Percentage of holdings
Cairn Energy Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	Cairn India Holdings Limited
Country of Incorporation	United Kingdom (UK)
Percentage of holdings
Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment company
Immediate holding company	Vedanta Limited
Country of Incorporation	Jersey
Percentage of holdings	100.00%	100.00%
Cairn Energy Hydrocarbons Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Immediate holding company	Cairn India Holdings Limited
Country of Incorporation	Scotland**
Percentage of holdings	100.00%	100.00%
Cairn Exploration No 2 Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Immediate holding company	Cairn India Holdings Limited
Country of Incorporation	Scotland
Percentage of holdings	100.00%	100.00%
Cairn Exploration No 7 Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Immediate holding company	Cairn India Holdings Limited
Country of Incorporation	United Kingdom (UK)
Percentage of holdings
Cairn Energy Gujarat Block 1 Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Immediate holding company	Cairn India Holdings Limited
Country of Incorporation	Scotland
Percentage of holdings	100.00%	100.00%
Cairn Energy Discovery Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Immediate holding company	Cairn India Holdings Limited
Country of Incorporation	Scotland
Percentage of holdings	100.00%	100.00%
Cairn Energy India Pty Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Immediate holding company	Cairn India Holdings Limited
Country of Incorporation	Australia
Percentage of holdings	100.00%	100.00%
CIG Mauritius Holding Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment Company
Immediate holding company	Cairn Energy Hydrocarbons Limited
Country of Incorporation	Mauritius
Percentage of holdings	100.00%	100.00%
CIG Mauritius Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment Company
Immediate holding company	CIG Mauritius Holdings Private Limited
Country of Incorporation	Mauritius
Percentage of holdings	100.00%	100.00%
Cairn Lanka Private Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Immediate holding company	CIG Mauritius Private Limited
Country of Incorporation	Sri Lanka
Percentage of holdings	100.00%	100.00%
Cairn South Africa Proprietary Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Oil and gas exploration, development and production
Immediate holding company	Cairn Energy Hydrocarbons Limited
Country of Incorporation	South Africa
Percentage of holdings	100.00%	100.00%
Sesa Sterlite Mauritius Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Principal activities	Investment Company
Immediate holding company	Bloom Fountain Limited
Country of Incorporation	Mauritius
Percentage of holdings	100.00%	100.00%
AvanStrate Inc. [member]
Disclosure of transactions between related parties [line items]
Principal activities	Manufacturer of LCD glass substrate
Immediate holding company	Cairn India Holdings Limited
Country of Incorporation	Japan
Percentage of holdings	51.63%
AvanStrate Korea [member]
Disclosure of transactions between related parties [line items]
Principal activities	Manufacturer of LCD glass substrate
Immediate holding company	AvanStrate Inc.
Country of Incorporation	South Korea
Percentage of holdings	51.63%
AvanStrate Taiwan [member]
Disclosure of transactions between related parties [line items]
Principal activities	Manufacturer of LCD glass substrate
Immediate holding company	AvanStrate Inc.
Country of Incorporation	Taiwan
Percentage of holdings	51.63%